Significant accounting policies - Restatement of previously issued Consolidated Statements of Operations and Other Comprehensive Income (Loss) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses	€ (24,418,648)	€ (23,798,867)	€ (16,117,177)
Selling expenses	(4,061,317)	(5,009,662)	(3,380,809)
Research and development expenses	(5,976,470)	(5,877,136)	(3,186,980)
Other operating income	10,315,896	8,204,220	4,969,034
Other operating expenses	(7,981,384)	(4,286,191)	(7,159,521)
Net loss	€ (10,886,417)	€ (12,268,019)	€ (4,913,900)
Net loss per share in EUR	€ (2.32)	€ (2.7625)	€ (1.45)
as initially Reported
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		€ (23,038,867)
Selling expenses		(6,388,678)
Research and development expenses		(4,498,121)
Other operating income		11,627,312
Other operating expenses		(7,709,283)
Net loss		€ (11,508,019)
Net loss per share in EUR		€ (2.59)
Adjustment
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		€ (760,000)
Selling expenses		1,379,015
Research and development expenses		(1,379,015)
Other operating income		(3,423,092)
Other operating expenses		3,423,092
Net loss		€ (760,000)
Net loss per share in EUR		€ (0.17)